Investment in Joint Venture	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investment in Joint Venture
8	INVESTMENT IN JOINT VENTURE

On June 6, 2017, the Company entered into an agreement to form Pure Sunfarms Corp. (“Pure Sunfarms”), a B.C. corporation, with Emerald Health Therapeutics Inc. (“Emerald”). The purpose of Pure Sunfarms is to pursue large-scale cannabis production in Canada. Village Farms has a 50% ownership interest in Pure Sunfarms in the form of common shares. The Company has concluded that the agreement constitutes a joint arrangement where joint control is shared with Emerald and therefore has accounted for Pure Sunfarms in accordance with IFRS 11 and IAS 28, using the equity method.

In conjunction with the formation of Pure Sunfarms, Village Farms contributed the rights to lease and purchase the Delta 3 land and greenhouse facility to the joint venture. The contribution of the rights has been accounted for as a reduction of the land and greenhouse facility in exchange for the investment in Pure Sunfarms Corp. It was determined that the land and greenhouse facility had a fair value of $14.9 million (CA$20 million) at the date of contribution. The fair value of the land was determined through an appraisal performed by an independent valuator. The fair value of the greenhouse was determined using the replacement cost model adjusted for the age of the greenhouse. This was a non-cash transaction. The Company recognized a gain of $8.0 million on the contribution of the land and greenhouse. The Company had previously recorded a fair value increase on the Delta 3 land (2016 - $2.1 million), which was recorded in accumulated other comprehensive income, net of taxes of $1.8 million. As a result of the contribution of the Delta 3 land, this amount has been recycled to the consolidated statements of (loss) income, and has been included in the gain noted above.

As part of the transaction, Village Farms incurred related transaction costs of $1.1 million (CA$1.4 million), which have been added to the amount of the investment in Pure Sunfarms Corp. in accordance with IAS 28. Included in these costs are 300,000 common share purchase warrants valued at $148 (CA$192), issued to an affiliate of a Canadian financial institution as partial consideration for services related to the joint venture agreement. As at December 31, 2018 the Investment in Joint Venture of $18.1 million (December 31, 2017—$15.7 million) is recorded in the consolidated statement of financial position. For the year ended December 31, 2018, the Company’s share of net income from joint venture totaled $2,381 (CA$3,084) (2017—$255), which is recorded in the consolidated statement of loss.

On July 5, 2018, the Company and Emerald Health Therapeutics Canada Inc. (a subsidiary of Emerald) (together, the “Shareholders”) entered into a Shareholder Loan Agreement (the “Loan Agreement”) with Pure Sunfarms, whereby, as at December 31, 2018, the Shareholders had each contributed CA$13,000 (US$9,959) the form of a demand loan to Pure Sunfarms. The loan amounts will initially bear simple interest at the rate of 8% per annum, calculated semi-annually. Interest will accrue and be payable upon demand being made by both Shareholders (see note 13).

The Company’s share of the joint venture consists of the following (in $000’s of USD):

Balance, January 1, 2018	$15,727
Share of income for the year	2,381

Balance, December 31, 2018	$18,108

Summarized financial information of Pure Sunfarms (in $000’s of CAD):

	December 31, 2018	December 31, 2017
Current assets
Cash and cash equivalents	$2,362	$2,907
Trade receivables	1,312	—
Inventory	8,356	25
Biological asset	7,388	—
Other current assets	996	210
Non-current assets	67,263	23,384
Current liabilities
Trade payables	(9,361)	(253)
Due to joint venture partners	(26,523)	—
Other current liabilities	(3,582)	(918)
Non-current liabilities	(2,688)	—

Net assets	$45,523	$25,355

	December 31, 2018	December 31, 2017
Reconciliation of net assets:
Accumulated deficit	$5,523	$(645)
Contributions from joint venture partners	40,000	26,000

Net assets	$45,523	$25,355

	Year Ended December 31, 2018	Year Ended December 31, 2017
Revenue	$4,917	$—
Cost of sales*	(1,542)	—
Selling, general and administrative expenses	(3,386)	(880)
Change in fair value of bio-asset	8,785	—

Income (loss) from operations	8,774	(880)
Interest expense, net	(97)	—
Foreign exchange loss	(234)	(4)
Other income, net	24	—

Income (loss) before taxes	8,467	(884)
(Provision for) recovery of income taxes	(2,298)	239

Net income (loss)	$6,169	$(645)

*	Included in cost of sales is CA$276 (US$206) of amortization expense.